Summary of significant accounting policies (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Summary Of Significant Accounting Policies [Line Items]
Insurance claim receivables, related party receivables, value-added tax and other tax receivables	$ 17,046
Value added tax and other tax receivable		$ 16,809
Accounts payable for outsourcing	8,896	4,014
Sale of properties, equipment and restaurant businesses	6,415	8,184	$ 107,867
Lease right of use asset, net	922,165			$ 896,682
Operating lease liability	931,729
Company-operated restaurants
Summary Of Significant Accounting Policies [Line Items]
Advertising expense	115,568	120,839	130,277
Franchised operations
Summary Of Significant Accounting Policies [Line Items]
Advertising expense	$ 43,039	$ 43,940	$ 46,536
Internal Used Software
Summary Of Significant Accounting Policies [Line Items]
Finite-lived intangible asset, useful life	3 years
Minimum | Equipment
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	3 years
Maximum | Building
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	40 years
Maximum | Equipment
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	10 years
ASC 842
Summary Of Significant Accounting Policies [Line Items]
Lease right of use asset, net	$ 922,165			913,000
Operating lease liability				$ 913,000